SEGMENT AND GEOGRAPHIC INFORMATION (Segment Reporting) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segments	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of segments	3
Revenues	$ 227,595,969	$ 173,653,795	$ 180,586,151
Cost of revenues	(129,279,063)	(96,399,886)	(103,130,272)
Gross profit	98,316,906	77,253,909	77,455,879
Product development	(25,107,372)	(26,401,720)	(18,382,383)
Selling and marketing	(42,522,684)	(26,674,024)	(24,586,039)
General and administrative	(12,564,600)	(8,976,176)	(11,629,273)
Impairment loss on intangible assets	(1,323,260)	(1,562,386)
Total operating expenses	(81,517,916)	(63,614,306)	(54,597,695)
Government subsidies	1,138,909	2,176,449	301,359
Income from operations	17,937,899	15,816,052	23,159,543
Internet Games [Member]
Segment Reporting Information [Line Items]
Revenues	118,099,837	93,792,294	82,902,851
Cost of revenues	(61,443,104)	(45,534,441)	(39,539,750)
Gross profit	56,656,733	48,257,853	43,363,101
Mobile Games [Member]
Segment Reporting Information [Line Items]
Revenues	45,036,427	16,908,282	20,970,977
Cost of revenues	(22,977,318)	(7,780,237)	(10,934,999)
Gross profit	22,059,109	9,128,045	10,035,978
WVAS [Member]
Segment Reporting Information [Line Items]
Revenues	64,459,705	62,953,219	76,712,323
Cost of revenues	(44,858,641)	(43,085,208)	(52,655,523)
Gross profit	$ 19,601,064	$ 19,868,011	$ 24,056,800